Note 4 - Segment and Revenue Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
NOTE 4.	SEGMENT AND REVENUE INFORMATION

For management reporting purposes, the Group is organized into business units based on its products and services, and has two
reportable segments:

●	Browser and News
●	Other

The prior segments “Retail” and “Fintech” (relating to fintech businesses in emerging markets) were discontinued in
2020
and are
no
longer presented, with prior period results presented net as results from discontinued operations.

An operating segment captures relatively distinct business activities from which the Group earns revenue and incurs expenses. Furthermore, the segments' operating results are regularly reviewed by the chief operating decision maker ("CODM") to make decisions about resources to be allocated to the various business activities and to assess performance. Management has determined that the CEO, who is also the Chairman of the Board, is the Group's CODM.

The operating and reportable segments are based on the Group's main categories of products and services. The segment profit or loss is the Contribution by segment, which is calculated as revenue, less (i) technology and platform fees, (ii) content cost, (iii) cost of inventory sold, (iv) other cost of revenue (v) marketing and distribution expense, and (vi) credit loss expense.

The Browser and News segment includes the Group's PC and mobile browser business as well as the Opera News platform, both as leveraged within the Group's browsers and as made available through standalone apps. These products have similar characteristics and are often closely bundled. The segment Other includes licensing of the Group's proprietary technology to third
parties, related maintenance, support and hosting services, providing professional services, and providing customized browser configurations to mobile operators.

[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	138,444	22,890	161,334
Total revenue	138,444	22,890	161,334

Technology and platform fees	(3,644)	-	(3,644)
Content cost	(77)	5	(72)
Cost of inventory sold	-	-	-
Other cost of revenue	84	(6,853)	(6,769)
Marketing and distribution expenses	(31,336)	-	(31,336)
Credit loss expense	678	-	678
Direct expenses	(34,295)	(6,848)	(41,143)

Contribution by segment	104,149	16,042	120,191

[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	154,968	22,110	177,078
Total revenue	154,968	22,110	177,078

Technology and platform fees	(796)	-	(796)
Content cost	(1,545)	-	(1,545)
Cost of inventory sold	-	(208)	(208)
Other cost of revenue	(301)	(11,389)	(11,690)
Marketing and distribution expenses	(64,685)	(198)	(64,883)
Credit loss expense	(448)	(129)	(577)
Direct expenses	(67,775)	(11,924)	(79,699)
			-
Contribution by segment	87,193	10,186	97,379

[US$ thousands]	Year ended December 31, 2020
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	155,472	9,584	165,056
Total revenue	155,472	9,584	165,056

Technology and platform fees	(3,315)	-	(3,315)
Content cost	(4,312)	-	(4,312)
Cost of inventory sold	-	(700)	(700)
Other cost of revenue	140	(3,925)	(3,785)
Marketing and distribution expenses	(47,042)	(818)	(47,860)
Credit loss expense	(568)	(1,281)	(1,849)
Direct expenses	(55,097)	(6,724)	(61,821)
			-
Contribution by segment	100,375	2,860	103,235

The table below specifies the items of income and expenses that are not
included in the measure of segment profit as they are managed and monitored on a group basis.

[US$ thousands]	Year ended December 31,
Reconciliation	2018	2019	2020
Contribution by segment	120,191	97,379	103,235
Other income	-	-	11,542
Personnel expenses including share-based remuneration (1)	(34,719)	(51,283)	(59,977)
Credit loss expense related to divested joint venture	-	-	(10,476)
Depreciation and amortization	(12,694)	(18,843)	(20,234)
Other expenses (1)	(28,397)	(27,791)	(26,538)
Share of net income (loss) of associates and joint ventures	(3,248)	(3,818)	2,005
Change in fair value of preferred shares in associates	-	37,900	24,000
Finance income	1,626	10,532	13,633
Finance expense	(1,694)	(655)	(516)
Net foreign exchange gains (losses)	(365)	(25)	833
Profit before income taxes from continuing operations	40,700	43,396	37,507

(
1
)
 Certain personnel and other expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other expenses in this reconciliation are not
consistent with the equivalent amounts in the Statement of Operations.

Revenue

Set out below is the disaggregation of the Group's revenue from contracts with customers.

[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Other	Total
Type of goods or service
Search	80,204	-	80,204
Advertising	58,240	-	58,240
Technology licensing and other revenue	-	22,890	22,890
Total revenue from contracts with customers	138,444	22,890	161,334

[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Other	Total
Type of goods or service
Search	86,155	-	86,155
Advertising	68,813	-	68,813
Technology licensing and other revenue	-	22,110	22,110
Total revenue from contracts with customers	154,968	22,110	177,078

[US$ thousands]	Year ended December 31, 2020
Segments	Browser and News	Other	Total
Type of goods or service
Search	84,180	-	84,180
Advertising	71,292	216	71,508
Technology licensing and other revenue	-	9,368	9,368
Total revenue from contracts with customers	155,472	9,584	165,056

The table below presents the revenue by customer location.

[US$ thousands]	Year ended December 31,
Revenue by customer location	2018	2019	2020
Ireland	76,791	81,637	80,059
Russia	17,356	17,265	15,239
Other	67,187	78,176	69,758
Total	161,334	177,078	165,056

Revenue by country is based upon the customers' countries of domicile, which is not
necessarily an indication of where activities occur because the end-users of the Group's products are located worldwide.

The Group has
two
customer groups that each has exceeded
10%
of the Group's revenue in the periods below.

[US$ thousands]	Year ended December 31,
	2018	2019	2020
Customer group 1	67,882	74,572	76,184
Customer group 2	17,017	17,758	16,281

Revenue from Customer group
1
includes both search and advertising services, while revenue from Customer group
2
includes only search services.

Other income

The table below specifies the nature of other income.

[US$ thousands]	Year ended December 31,
Other income	2018	2019	2020
Gain from disposal of subsidiaries (See Note 26)	-	-	5,289
Gain from divestment of joint venture (See Note 13)	-	-	2,063
Government granted VAT refund in China	-	-	4,030
Other items	-	-	160
Total	-	-	11,542